Average Annual Total Returns - Transamerica JPMorgan Enhanced Index VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	S&P 500® (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® (reflects no deduction for fees, expenses or taxes) 10 Years
Total	20.16%	14.83%	13.47%	May 02, 1997	19.86%	14.54%	13.19%	May 01, 2003	18.40%	15.22%	13.88%